Summary of Movement in Temporary Differences of Deferred Tax Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ 20,138	$ 20,665
Recognized in net loss (earnings)	(8,599)	5,664
Effect of foreign currency exchange differences	(187)	(793)
Recognized in other comprehensive income		(5,398)
Ending Balance	11,352	20,138
Property, Plant and Equipment and Intangibles [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	393,631	426,934
Recognized in net loss (earnings)	(32,562)	(28,600)
Effect of foreign currency exchange differences	(1,686)	(4,703)
Ending Balance	359,383	393,631
Partnership Deferrals [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	2,532	850
Recognized in net loss (earnings)	8,550	1,682
Ending Balance	11,082	2,532
Other Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	6,322	7,926
Recognized in net loss (earnings)	(99)	(1,601)
Effect of foreign currency exchange differences	(2)	(3)
Ending Balance	6,221	6,322
Losses [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(370,439)	(402,025)
Recognized in net loss (earnings)	28,528	33,141
Effect of foreign currency exchange differences	1,505	3,843
Recognized in other comprehensive income		(5,398)
Ending Balance	(340,406)	(370,439)
Debt Issue Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	2,665	3,280
Recognized in net loss (earnings)	(1,208)	(615)
Ending Balance	1,457	2,665
Long-Term Incentive Plan [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(4,956)	(6,131)
Recognized in net loss (earnings)	(9,291)	1,120
Effect of foreign currency exchange differences	(17)	55
Ending Balance	(14,264)	(4,956)
Other Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(9,617)	(10,169)
Recognized in net loss (earnings)	(2,517)	537
Effect of foreign currency exchange differences	13	15
Ending Balance	$ (12,121)	$ (9,617)